Net Loss Per Share	6 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Net loss per share

Note 22. Net loss per share

The Group’s basic and diluted loss per ordinary share are the same because the Group has generated net loss to ordinary shareholders. The following table presents the calculation of basic and diluted loss per ordinary share for the periods ended on December 31, 2024 and 2023 as follows:

	For the six-month periods ended		For the three-month periods ended
Numerator	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Loss for the period, attributable to the owners of the Group	(4,342,806)	(3,374,520)	(2,427,307)	(1,783,517)
Loss attributable to the ordinary shareholders	(4,342,806)	(3,374,520)	(2,427,307)	(1,783,517)

Weighted-average number of ordinary shares (basic and diluted)

	For the six-month periods ended		For the three-month periods ended
Denominator	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Weighted-average number of ordinary shares	38,822,121	37,806,468	38,960,941	37,806,468

	For the six-month periods ended		For the three-month periods ended
Net loss attributable to ordinary shareholders per share	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Basic and Diluted	(0.11)	(0.09)	(0.06)	(0.05)

Convertible notes outstanding were not included in the diluted EPS calculations for the period ended December 31, 2024 and 2023 because the interest (net of tax and other changes in income or expense) per ordinary share obtainable on conversion exceeds basic earnings per share.